Schedule of Investments (unaudited) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-A, Class 1A, 4.30%, 05/17/27	$250	$243,784
Series 2023-A, Class 1A, 6.61%, 01/18/28	237	235,099
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)	150	136,957
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1-mo. Term SOFR + 0.45%), 5.75%, 09/25/36(b)	104	99,483
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/20/30(a)(b)	236	234,886
CFMT, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)	100	85,716
CIFC Funding Ltd.(a)(b)
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.81%, 10/22/31	250	248,794
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.27%), 6.61%, 04/23/29	209	207,869
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.62%, 07/15/33	250	248,349
Clover CLO LLC, Series 2020-1R, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.73%, 04/15/34(a)(b)	250	247,482
CWABS Asset-Backed Certificates Trust(b)
Series 2006-13, Class 1AF4, 3.98%, 01/25/37	143	141,821
Series 2006-17, Class 2A2, (1-mo. Term SOFR + 0.41%), 5.71%, 03/25/47	87	84,941
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.48%, 01/15/37(b)	1	1,198
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 01/15/27	500	482,109
Elmwood CLO Ltd., Series 2022, Class B, (3-mo. CME Term SOFR + 2.20%), 6.98%, 04/17/36(a)(b)	250	249,326
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/27	500	464,810
Series 2021-3A, Class B, 0.69%, 01/15/26	162	160,876
Series 2022-2A, Class B, 3.65%, 10/15/26	500	493,430
Series 2022-2A, Class C, 3.85%, 07/17/28	500	484,402
Series 2022-5A, Class D, 7.40%, 02/15/29	100	101,246
Series 2023-1A, Class D, 6.69%, 06/15/29	100	99,587
Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, (3-mo. LIBOR US + 1.20%), 6.58%, 11/22/31(a)(b)	250	248,934
Golub Capital Partners CLO Ltd., Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/34(a)(b)	250	246,488
Golub Capital Partners LP, Series 2020-48A, Class A1, (3-mo. CME Term SOFR + 1.57%), 6.88%, 04/17/33(a)(b)	250	247,875
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1-mo. Term SOFR + 0.51%), 5.81%, 06/25/37(a)(b)	133	130,355
Lendmark Funding Trust, Series 2022-1A, Class A, 5.12%, 07/20/32(a)	100	97,389
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1-mo. Term SOFR + 0.47%), 5.77%, 03/25/46(b)	133	108,241
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.69%, 07/17/34(a)(b)	250	247,471

Security	Par (000)	Value

Asset-Backed Securities (continued)
Mariner Finance Issuance Trust, Series 2019-AA, Class B, 3.51%, 07/20/32(a)	$100	$98,227
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 02/15/68(a)	33	31,293
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.49%, 10/15/29(a)(b)	486	483,493
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 6.63%, 04/16/33(a)(b)	250	247,948
Octagon Investment Partners Ltd., Series 2018-1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 6.65%, 01/20/31(a)(b)	244	242,288
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 10/18/34(a)(b)	250	246,665
Ondeck Asset Securitization, Series 2023-1, Class A, 7.00%, 08/19/30(a)	160	159,979
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 09/14/35(a)	100	89,868
OZLM VII Ltd., Series 2014-7RA, Class A1R, (3-mo. CME Term SOFR + 1.27%), 6.58%, 07/17/29(a)(b)	90	89,553
Pikes Peak CLO, Series 2020-6A, Class AR, (3-mo. LIBOR US + 1.17%), 6.81%, 05/18/34(a)(b)	250	247,050
Progress Residential Trust, Series 2023-SFR1, Class E1, 6.15%, 03/17/40(a)	150	142,157
Regional Management Issuance Trust(a)
Series 2020-1, Class A, 2.34%, 10/15/30	100	96,304
Series 2021-1, Class A, 1.68%, 03/17/31	100	93,399
Series 2022-1, Class A, 3.07%, 03/15/32	200	186,189
Santander Drive Auto Receivables Trust
Series 2022-4, Class B, 4.42%, 11/15/27	300	292,282
Series 2022-5, Class B, 4.43%, 03/15/27	195	190,958
Series 2022-6, Class B, 4.72%, 06/15/27	135	132,407
Series 2022-7, Class B, 5.95%, 01/17/28	300	299,607
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 02/17/32(a)	19	18,493
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.50%, 07/15/30(a)(b)	231	229,851
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.69%, 01/15/34(a)(b)	250	247,253
Washington Mutual Asset-Backed Certificates, Series 2007-HE2, Class 2A1, (1-mo. Term SOFR + 0.21%), 5.51%, 02/25/37(b)	511	144,073
Westlake Automobile Receivables Trust(a)
Series 2021-2A, Class D, 1.23%, 12/15/26	185	172,145
Series 2022-3A, Class A3, 5.49%, 07/15/26	35	34,781
Series 2023-1A, Class C, 5.74%, 08/15/28	230	227,108
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.74%, 07/24/32(a)(b)	250	248,813
Whitebox CLO III Ltd., Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.77%, 10/15/34(a)(b)	250	242,667

Total Asset-Backed Securities — 5.0% (Cost: $10,977,576)		11,013,769

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Aerospace & Defense — 0.9%
BAE Systems Finance, Inc., 7.50%, 07/01/27(a)	$195	$209,083
Boeing Co. 2.60%, 10/30/25	50	46,723
5.93%, 05/01/60	122	121,854
General Dynamics Corp., 2.25%, 06/01/31	80	67,149
Huntington Ingalls Industries, Inc. 3.48%, 12/01/27	88	81,079
2.04%, 08/16/28	36	30,489
L3Harris Technologies, Inc. 4.40%, 06/15/28	48	46,430
2.90%, 12/15/29	60	52,195
5.40%, 07/31/33	20	20,138
5.60%, 07/31/53	15	15,299
Lockheed Martin Corp. 5.10%, 11/15/27	220	223,093
3.90%, 06/15/32	260	243,565
5.25%, 01/15/33	41	42,320
4.75%, 02/15/34	55	54,661
5.70%, 11/15/54	70	76,693
4.30%, 06/15/62	50	43,339
5.90%, 11/15/63(c)	25	28,066
Northrop Grumman Corp. 4.70%, 03/15/33	16	15,631
4.03%, 10/15/47	117	98,797
4.95%, 03/15/53	119	114,476
RTX Corp. 4.13%, 11/16/28	101	96,977
3.75%, 11/01/46	180	140,916
Textron, Inc., 3.90%, 09/17/29	58	53,299

		1,922,272

Automobiles — 0.3%
AutoZone, Inc., 5.05%, 07/15/26	190	189,487
Ford Motor Co., 3.25%, 02/12/32	7	5,534
General Motors Co., 5.20%, 04/01/45	60	51,675
General Motors Financial Co., Inc. 3.80%, 04/07/25	150	145,631
5.40%, 04/06/26	10	9,942
Honda Motor Co. Ltd., 2.53%, 03/10/27(c)	50	46,061
Toyota Motor Credit Corp., 4.80%, 01/10/25	100	99,442

		547,772

Banks — 1.5%
Banco Santander SA, 6.92%, 08/08/33	200	200,000
BANCO SANTANDER SA, 5.59%, 08/08/28	400	400,000
Bank of America Corp., (1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	173	171,680
Credit Suisse AG, 4.75%, 08/09/24	300	295,177
Credit Suisse AG/New York, 3.70%, 02/21/25	534	513,192
JPMorgan Chase & Co., (1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	150	151,079
PNC Financial Services Group, Inc., (1-day SOFR + 1.32%), 5.81%, 06/12/26(b)	105	105,051
Royal Bank of Canada 3.63%, 05/04/27	200	189,163
5.00%, 02/01/33	25	24,548
Santander Holdings USA, Inc., (1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	30	30,131
Toronto-Dominion Bank, 5.10%, 01/09/26(c)	130	129,615

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp, (1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	$65	$65,237
Wells Fargo & Co.(b)
(1-day SOFR + 1.56%), 4.54%, 08/15/26	300	293,416
(1-day SOFR + 1.74%), 5.57%, 07/25/29	115	115,609
(1-day SOFR + 1.98%), 4.81%, 07/25/28	100	97,514
(1-day SOFR + 1.99%), 5.56%, 07/25/34	160	160,631
(1-day SOFR + 2.02%), 5.39%, 04/24/34	138	136,915
(1-day SOFR + 2.10%), 4.90%, 07/25/33	110	105,437
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	50	46,642

		3,231,037

Beverages — 0.3%
Constellation Brands, Inc., 4.75%, 05/09/32(c)	105	101,532
Diageo Capital PLC, 5.50%, 01/24/33	200	210,511
PepsiCo, Inc. 4.20%, 07/18/52	110	101,737
4.65%, 02/15/53	170	168,759

		582,539

Biotechnology — 0.5%
Amgen, Inc. 1.90%, 02/21/25	300	284,050
5.25%, 03/02/30	212	213,388
5.65%, 03/02/53	20	20,060
4.40%, 02/22/62	50	40,863
5.75%, 03/02/63	133	133,692
Biogen, Inc., 3.15%, 05/01/50	140	94,406
Gilead Sciences, Inc. 2.60%, 10/01/40	95	68,215
4.50%, 02/01/45	49	44,245
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/30	280	223,904
2.80%, 09/15/50	50	31,793

		1,154,616

Building Materials — 0.1%
Eagle Materials, Inc., 2.50%, 07/01/31	145	118,963
Masonite International Corp., 5.38%, 02/01/28(a)	3	2,858
Owens Corning, 3.95%, 08/15/29	5	4,681
Standard Industries, Inc., 5.00%, 02/15/27(a)	3	2,873

		129,375

Building Products — 0.1%
Home Depot, Inc., 4.95%, 09/15/52(c)	40	39,275
Lowe’s Cos., Inc. 2.80%, 09/15/41	82	57,747
5.80%, 09/15/62	40	39,681

		136,703

Capital Markets — 0.6%
Ares Capital Corp. 2.15%, 07/15/26	50	43,802
7.00%, 01/15/27	45	45,151
Barings BDC, Inc., 3.30%, 11/23/26(c)	50	43,831
Brookfield Capital Finance LLC, 6.09%, 06/14/33	15	15,227
Charles Schwab Corp. 2.45%, 03/03/27(c)	5	4,516
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	103	106,140
FS KKR Capital Corp., 3.25%, 07/15/27	100	86,685
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	46	37,554
Jefferies Financial Group, Inc., 5.88%, 07/21/28	40	39,900
Morgan Stanley, (1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	133	131,290

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Nasdaq, Inc. 5.65%, 06/28/25	$25	$25,040
5.55%, 02/15/34	94	94,845
6.10%, 06/28/63	25	25,244
Nomura Holdings, Inc., 5.10%, 07/03/25	200	197,048
UBS Group AG 4.55%, 04/17/26	250	242,409
4.28%, 01/09/28(a)	250	235,062

		1,373,744

Chemicals — 0.0%
EIDP, Inc., 2.30%, 07/15/30	55	45,838
FMC Corp., 4.50%, 10/01/49	45	34,323

		80,161

Commercial Services & Supplies — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27(a)	7	6,727
Waste Management, Inc., 4.88%, 02/15/34	52	51,390

		58,117

Communications Equipment — 0.2%
Motorola Solutions, Inc. 2.75%, 05/24/31	220	180,169
5.60%, 06/01/32	215	213,387
5.50%, 09/01/44	80	76,287

		469,843

Consumer Discretionary — 0.1%
Quanta Services, Inc. 2.35%, 01/15/32	220	174,258
3.05%, 10/01/41	50	34,495

		208,753

Consumer Finance — 0.4%
American Express Co.(b)
(1-day SOFR + 1.84%), 5.04%, 05/01/34	70	68,656
(1-day SOFR + 1.93%), 5.63%, 07/28/34	30	29,957
Capital One Financial Corp.(b)
(1-day SOFR + 2.60%), 5.82%, 02/01/34	65	63,165
(1-day SOFR + 2.64%), 6.31%, 06/08/29	40	40,151
(1-day SOFR + 2.86%), 6.38%, 06/08/34	25	25,239
Global Payments, Inc. 1.20%, 03/01/26	57	50,959
4.95%, 08/15/27	87	85,279
3.20%, 08/15/29	217	191,209
Mastercard, Inc. 4.88%, 03/09/28	80	80,841
3.85%, 03/26/50	30	25,610
Moody’s Corp. 5.25%, 07/15/44	30	28,801
3.10%, 11/29/61	40	25,717
Navient Corp. 6.75%, 06/25/25	3	2,966
6.75%, 06/15/26	3	2,925
S&P Global, Inc. 2.45%, 03/01/27	200	184,666
2.30%, 08/15/60	80	45,255
Visa, Inc., 3.65%, 09/15/47(c)	35	29,254

		980,650

Consumer Staples Distribution & Retail — 0.2%
Conagra Brands, Inc. 5.30%, 11/01/38	40	37,782

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Conagra Brands, Inc. (continued) 5.40%, 11/01/48	$30	$28,213
General Mills, Inc. 2.88%, 04/15/30	65	57,267
4.95%, 03/29/33	100	98,831
Kraft Heinz Foods Co. 3.88%, 05/15/27	100	95,878
4.38%, 06/01/46	30	25,427
Post Holdings, Inc.(a) 5.63%, 01/15/28	5	4,832
5.50%, 12/15/29	4	3,715

		351,945

Containers & Packaging — 0.0%
Amcor Finance USA, Inc., 5.63%, 05/26/33	11	10,985

Distributors — 0.1%
Genuine Parts Co. 1.75%, 02/01/25(c)	150	141,575
2.75%, 02/01/32	100	82,179

		223,754

Diversified Consumer Services — 0.0%
University of Southern California, 4.98%, 10/01/53	10	10,114

Diversified REITs — 0.6%
American Tower Corp. 1.88%, 10/15/30	115	90,530
2.70%, 04/15/31	85	70,263
Crown Castle, Inc. 1.05%, 07/15/26	65	57,238
3.30%, 07/01/30	118	103,815
2.25%, 01/15/31	130	105,707
2.10%, 04/01/31	58	46,207
Equinix, Inc. 1.25%, 07/15/25	100	91,655
2.15%, 07/15/30	75	60,756
Extra Space Storage LP Co., 5.50%, 07/01/30	25	24,969
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30	49	42,732
Prologis LP, 5.13%, 01/15/34	56	55,980
Public Storage, 2.25%, 11/09/31	145	118,585
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	5	4,702
Service Properties Trust, 4.35%, 10/01/24	4	3,840
VICI Properties LP 4.75%, 02/15/28	237	225,926
4.95%, 02/15/30	111	105,023

		1,207,928

Diversified Telecommunication Services — 0.6%
AT&T, Inc. 5.54%, 02/20/26	30	29,941
1.65%, 02/01/28	260	222,057
4.30%, 02/15/30	55	51,501
5.40%, 02/15/34	5	4,919
4.50%, 05/15/35	121	109,149
4.85%, 03/01/39	55	49,676
3.50%, 06/01/41(c)	55	40,952
4.35%, 06/15/45	45	36,318
5.15%, 02/15/50	65	58,830
3.80%, 12/01/57	35	24,365
3.65%, 09/15/59	89	59,541

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. 1.45%, 03/20/26	$210	$190,430
2.55%, 03/21/31	117	97,119
2.36%, 03/15/32	59	47,113
4.40%, 11/01/34	188	172,010
2.65%, 11/20/40(c)	88	60,131
4.13%, 08/15/46	30	24,346
4.86%, 08/21/46(c)	45	40,882

		1,319,280

Education — 0.0%
California Institute of Technology, 3.65%, 09/01/2119	50	33,458
Massachusetts Institute of Technology, 3.96%, 07/01/38	50	45,640

		79,098

Electric Utilities — 2.1%
AEP Texas, Inc. 4.70%, 05/15/32	105	100,680
5.40%, 06/01/33	76	76,130
3.45%, 05/15/51	50	35,259
AEP Transmission Co. LLC
Series M, 3.65%, 04/01/50	5	3,887
Series N, 2.75%, 08/15/51	120	76,784
Series O, 4.50%, 06/15/52	35	31,269
Alabama Power Co., 3.13%, 07/15/51	45	30,764
Ameren Illinois Co. 2.90%, 06/15/51	30	19,946
5.90%, 12/01/52	20	21,633
American Transmission Systems, Inc., 2.65%, 01/15/32(a)	45	37,347
Arizona Public Service Co., 2.20%, 12/15/31	45	35,364
Baltimore Gas and Electric Co. 2.90%, 06/15/50	95	63,150
5.40%, 06/01/53	5	5,087
Berkshire Hathaway Energy Co. 1.65%, 05/15/31	75	58,431
5.15%, 11/15/43(c)	45	42,200
CenterPoint Energy Houston Electric LLC
Sereis AJ, 4.85%, 10/01/52	40	37,699
Series AF, 3.35%, 04/01/51	65	48,129
Series AI, 4.45%, 10/01/32	13	12,479
Commonwealth Edison Co. 5.30%, 02/01/53	47	47,427
Series 131, 2.75%, 09/01/51	82	52,210
Connecticut Light and Power Co., 4.90%, 07/01/33	34	33,815
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/52	50	54,946
Series 20B, 3.95%, 04/01/50	29	23,516
Constellation Energy Generation LLC, 5.80%, 03/01/33(c)	15	15,375
Consumers Energy Co. 4.63%, 05/15/33	53	51,731
2.65%, 08/15/52	56	35,896
4.20%, 09/01/52	89	75,465
2.50%, 05/01/60	30	17,053
Dominion Energy, Inc., Series A, 4.35%, 08/15/32(c)	50	46,823
DTE Electric Co. 5.40%, 04/01/53	42	43,214
Series A, 4.05%, 05/15/48	65	54,293

Security	Par (000)	Value

Electric Utilities (continued)
DTE Electric Co. (continued)
Series B, 3.65%, 03/01/52	$20	$15,471
Duke Energy Carolinas LLC 2.45%, 02/01/30	11	9,454
4.95%, 01/15/33	85	84,587
3.45%, 04/15/51	110	79,864
3.55%, 03/15/52(c)	45	33,602
Duke Energy Florida LLC 1.75%, 06/15/30	106	86,226
4.20%, 07/15/48	47	39,493
5.95%, 11/15/52	28	30,199
Duke Energy Indiana LLC, 5.40%, 04/01/53	10	10,045
Duke Energy Ohio, Inc., 5.65%, 04/01/53	10	10,275
Duke Energy Progress LLC 3.45%, 03/15/29	110	101,708
3.40%, 04/01/32	195	173,014
2.90%, 08/15/51	33	21,799
4.00%, 04/01/52	10	8,069
5.35%, 03/15/53	10	10,011
Edison International 5.75%, 06/15/27	91	91,593
5.25%, 11/15/28	65	64,056
6.95%, 11/15/29	41	43,588
Entergy Louisiana LLC 3.10%, 06/15/41	70	52,409
4.20%, 09/01/48	25	20,664
Eversource Energy, 5.45%, 03/01/28	60	60,855
Exelon Corp. 3.35%, 03/15/32	110	95,777
4.70%, 04/15/50	55	48,503
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)	65	53,682
Florida Power & Light Co. 5.05%, 04/01/28	30	30,253
4.80%, 05/15/33	10	9,911
4.05%, 10/01/44	60	51,558
3.15%, 10/01/49	47	33,780
Georgia Power Co., Series 10-C, 4.75%, 09/01/40	50	46,196
Kentucky Utilities Co., 3.30%, 06/01/50	25	17,861
MidAmerican Energy Co., 2.70%, 08/01/52	62	38,731
National Rural Utilities Cooperative Finance Corp., 5.05%, 09/15/28(c)	70	70,031
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/33	50	49,090
Northern States Power Co. 2.60%, 06/01/51	58	36,649
4.50%, 06/01/52	24	21,481
5.10%, 05/15/53	20	19,558
NSTAR Electric Co., 4.95%, 09/15/52	20	19,357
Oglethorpe Power Corp., 5.05%, 10/01/48	10	8,841
Ohio Power Co. 5.00%, 06/01/33	75	74,313
Series R, 2.90%, 10/01/51	60	39,096
Oncor Electric Delivery Co. LLC 5.30%, 06/01/42	55	55,233
3.10%, 09/15/49	45	31,542
Pacific Gas and Electric Co. 6.15%, 01/15/33	36	35,539
4.50%, 07/01/40	60	47,218
4.95%, 07/01/50	164	131,154

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas and Electric Co. (continued) 6.75%, 01/15/53	$10	$10,013
6.70%, 04/01/53	5	4,994
PacifiCorp. 5.35%, 12/01/53	20	17,781
5.50%, 05/15/54	10	9,099
PECO Energy Co. 2.85%, 09/15/51	40	26,081
4.60%, 05/15/52	45	40,474
Public Service Co. of Colorado, 5.25%, 04/01/53	20	19,143
Public Service Co. of New Hampshire, 5.15%, 01/15/53	20	19,847
Public Service Electric and Gas Co. 1.90%, 08/15/31	22	17,665
3.10%, 03/15/32	13	11,363
3.95%, 05/01/42	60	50,284
2.05%, 08/01/50(c)	51	29,407
San Diego Gas & Electric Co. 5.35%, 04/01/53	84	83,496
Series VVV, 1.70%, 10/01/30	100	80,213
Southern California Edison Co. 2.85%, 08/01/29	72	63,466
2.25%, 06/01/30	65	54,459
5.95%, 11/01/32	81	84,974
5.50%, 03/15/40	35	34,354
Series 05-E, 5.35%, 07/15/35	48	47,550
Series G, 2.50%, 06/01/31	40	33,105
Southern Co., Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)(c)	60	56,115
Southwestern Electric Power Co., 5.30%, 04/01/33	40	39,560
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50	111	75,810
Tucson Electric Power Co., 5.50%, 04/15/53	10	9,868
Union Electric Co., 5.45%, 03/15/53	24	24,326
Virginia Electric and Power Co. 6.35%, 11/30/37	50	52,709
Series B, 3.75%, 05/15/27	100	96,038
Series C, 4.63%, 05/15/52	20	17,787
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	7	6,595
Wisconsin Power and Light Co., 3.95%, 09/01/32	60	55,381
Xcel Energy, Inc., 4.60%, 06/01/32(c)	55	52,030

		4,624,325

Electronic Equipment, Instruments & Components — 0.0%
Keysight Technologies, Inc., 4.60%, 04/06/27	100	98,562

Environmental, Maintenance & Security Service — 0.0%
Waste Connections, Inc., 3.20%, 06/01/32	85	73,795

Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	200	188,981
Banco Santander SA, 5.15%, 08/18/25	200	197,341
Bank of America Corp.(b)
(1-day SOFR + 1.11%), 3.84%, 04/25/25	100	98,515
(1-day SOFR + 1.32%), 2.69%, 04/22/32	170	140,809
(1-day SOFR + 1.33%), 3.38%, 04/02/26	310	298,175
(1-day SOFR + 1.33%), 2.97%, 02/04/33	95	79,360
(1-day SOFR + 1.63%), 5.20%, 04/25/29	376	373,457
(1-day SOFR + 1.75%), 4.83%, 07/22/26	190	187,495
(1-day SOFR + 1.83%), 4.57%, 04/27/33	149	140,075
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	70	49,577
(1-day SOFR + 1.99%), 6.20%, 11/10/28	100	102,754

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp.(b) (continued) Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52	$50	$37,575
Barclays PLC(b)
(1-day SOFR + 2.98%), 6.22%, 05/09/34	220	222,048
(1-year CMT + 2.30%), 5.30%, 08/09/26	200	197,194
Citigroup, Inc.(b)
(1-day SOFR + 1.37%), 4.14%, 05/24/25(c)	195	192,512
(1-day SOFR + 1.53%), 3.29%, 03/17/26	200	191,906
(1-day SOFR + 2.09%), 4.91%, 05/24/33	120	116,043
CME Group, Inc., 2.65%, 03/15/32	50	42,580
Deutsche Bank AG, 5.37%, 09/09/27	150	148,765
Goldman Sachs Group, Inc. 3.80%, 03/15/30	105	96,513
(1-day SOFR + 0.73%), 1.76%, 01/24/25(b)	100	97,765
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	220	196,223
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	71	57,656
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	381	321,047
HSBC Holdings PLC(b)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	300	286,145
(1-day SOFR + 1.51%), 4.18%, 12/09/25	240	233,867
(1-day SOFR + 2.87%), 5.40%, 08/11/33	300	292,800
Inter-American Development Bank, 4.50%, 05/15/26(c)	190	189,383
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.92%), 2.60%, 02/24/26	205	195,700
(1-day SOFR + 1.26%), 2.96%, 01/25/33	60	50,629
(1-day SOFR + 1.32%), 4.08%, 04/26/26	195	190,406
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	135	135,313
(1-day SOFR + 1.80%), 4.59%, 04/26/33	85	81,103
(1-day SOFR + 1.89%), 2.18%, 06/01/28	95	84,555
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29	89	85,777
Kimberly-Clark Corp., 2.88%, 02/07/50(c)	15	10,625
Lloyds Banking Group PLC, (1-year CMT + 0.85%), 1.63%, 05/11/27(b)	200	177,654
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.83%), 2.34%, 01/19/28(b)	200	179,601
Mizuho Financial Group, Inc.(b)
(1-year CMT + 0.90%), 2.65%, 05/22/26	200	188,125
(1-year CMT + 1.90%), 5.75%, 07/06/34	200	201,006
Morgan Stanley(b)
(1-day SOFR + 1.20%), 2.51%, 10/20/32	19	15,321
(1-day SOFR + 1.29%), 2.94%, 01/21/33	48	39,948
(1-day SOFR + 1.59%), 5.16%, 04/20/29	212	209,767
(1-day SOFR + 1.63%), 5.45%, 07/20/29	229	229,483
(1-day SOFR + 1.67%), 4.68%, 07/17/26	195	191,155
(1-day SOFR + 1.88%), 5.42%, 07/21/34	20	19,984
(1-day SOFR + 2.56%), 6.34%, 10/18/33	306	325,362
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30	263	251,037
(5-year CMT + 2.43%), 5.95%, 01/19/38	95	94,505
Sumitomo Mitsui Financial Group, Inc. 1.47%, 07/08/25	200	184,635
5.71%, 01/13/30	200	202,517
5.78%, 07/13/33	200	205,072

		8,325,841

Food Products — 0.0%
Hershey Co., 4.50%, 05/04/33	65	64,383

Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 2.88%, 06/15/52	70	47,327
4.45%, 01/15/53	50	45,473
5.20%, 04/15/54	10	10,048

5

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
CSX Corp. 4.75%, 11/15/48	$25	$22,969
4.65%, 03/01/68	20	17,754
Norfolk Southern Corp. 3.05%, 05/15/50	13	8,879
2.90%, 08/25/51	128	84,070
Union Pacific Corp., 2.97%, 09/16/62	140	90,982

		327,502

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	30	29,957
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	100	110,716

		140,673

Health Care Providers & Services — 1.0%
Adventist Health System/West, 5.43%, 03/01/32(c)	50	49,765
AmerisourceBergen Corp., 2.70%, 03/15/31	50	42,555
Baylor Scott & White Holdings, 4.19%, 11/15/45(c)	50	42,926
CommonSpirit Health, 3.91%, 10/01/50	50	38,351
Elevance Health, Inc., 6.10%, 10/15/52	43	46,806
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41	50	34,478
HCA, Inc. 5.88%, 02/15/26	42	42,117
3.50%, 09/01/30	197	173,163
3.63%, 03/15/32(a)	289	251,133
5.50%, 06/01/33	104	103,538
4.63%, 03/15/52(a)	75	61,583
5.90%, 06/01/53	50	49,139
Humana, Inc., 5.75%, 03/01/28	55	56,139
Kaiser Foundation Hospitals, 4.88%, 04/01/42	50	47,447
McKesson Corp. 0.90%, 12/03/25(c)	110	99,306
5.25%, 02/15/26	175	174,940
Medline Borrower LP, 3.88%, 04/01/29(a)	26	22,767
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48(c)	50	38,153
Select Medical Corp., 6.25%, 08/15/26(a)	3	2,974
UnitedHealth Group, Inc. 2.00%, 05/15/30	100	83,952
5.35%, 02/15/33(c)	240	248,634
3.25%, 05/15/51	93	68,426
5.88%, 02/15/53	70	77,046
5.05%, 04/15/53	150	147,512
3.88%, 08/15/59	29	23,142
6.05%, 02/15/63	55	61,716
5.20%, 04/15/63	24	23,648

		2,111,356

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., 3.70%, 12/01/29	25	22,186
Churchill Downs, Inc.(a) 5.50%, 04/01/27	7	6,771
4.75%, 01/15/28	3	2,773
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	100	98,136
Hyatt Hotels Corp., 1.80%, 10/01/24	200	191,541
McDonald’s Corp. 3.63%, 09/01/49	270	209,636
5.15%, 09/09/52	40	39,600
MGM Resorts International, 5.50%, 04/15/27	4	3,854
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)(c)	3	2,828

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a) 5.50%, 03/01/25	$12	$11,774
5.25%, 05/15/27(c)	6	5,703
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	5	4,524

		599,326

Household Durables — 0.1%
Lennar Corp., 4.75%, 11/29/27	10	9,740
NVR, Inc., 3.00%, 05/15/30	280	242,292

		252,032

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc. 5.75%, 01/15/28	4	3,809
5.25%, 06/15/29(a)	4	3,610

		7,419

Insurance — 0.6%
Aon Corp. 3.75%, 05/02/29	25	23,336
2.80%, 05/15/30	49	42,427
Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/27	100	92,140
5.35%, 02/28/33	98	98,918
Arthur J Gallagher & Co., 3.05%, 03/09/52	45	28,643
Athene Holding Ltd., 3.95%, 05/25/51	5	3,481
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	50	40,924
Enstar Group Ltd., 3.10%, 09/01/31	70	54,495
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	105	102,297
Marsh & McLennan Cos., Inc. 2.38%, 12/15/31	100	81,732
4.20%, 03/01/48	150	126,254
2.90%, 12/15/51(c)	210	139,900
5.45%, 03/15/53	45	45,638
Principal Financial Group, Inc., 5.38%, 03/15/33(c)	45	44,942
Progressive Corp., 3.70%, 03/15/52	30	23,345
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	200	197,286
Travelers Cos., Inc., 5.45%, 05/25/53	20	20,845
Willis North America, Inc. 4.65%, 06/15/27	100	96,989
5.35%, 05/15/33	10	9,741
3.88%, 09/15/49	25	18,128

		1,291,461

Interactive Media & Services — 0.3%
Alphabet, Inc., 2.25%, 08/15/60(c)	35	21,171
Meta Platforms, Inc. 3.85%, 08/15/32	50	46,530
4.95%, 05/15/33(c)	230	231,610
4.45%, 08/15/52	20	17,448
5.60%, 05/15/53	190	195,641
5.75%, 05/15/63	53	54,965

		567,365

Internet Software & Services — 0.0%
VeriSign, Inc., 2.70%, 06/15/31	60	49,861

IT Services — 0.5%
Fiserv, Inc. 5.45%, 03/02/28	80	80,846
5.60%, 03/02/33	185	188,343
International Business Machines Corp. 2.20%, 02/09/27(c)	315	286,751

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp. (continued)
4.40%, 07/27/32(c)	$120	$114,823
4.90%, 07/27/52	100	93,285
5.10%, 02/06/53	100	95,945
Verisk Analytics, Inc. 4.13%, 03/15/29	200	192,447
3.63%, 05/15/50(c)	35	25,450

		1,077,890

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.30%, 03/12/31	130	106,892

Machinery — 0.1%
IDEX Corp., 2.63%, 06/15/31	245	204,097
John Deere Capital Corp., 4.75%, 01/20/28	60	59,857

		263,954

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30	42	38,990

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.(a) 5.38%, 06/01/29	7	6,397
4.75%, 03/01/30	8	6,934
Charter Communications Operating LLC/Charter Communications Operating Capital 5.75%, 04/01/48	188	161,068
3.85%, 04/01/61	85	51,639
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(a)(c)	7	6,428
Comcast Corp. 5.25%, 11/07/25	150	150,783
4.65%, 02/15/33(c)	150	148,131
5.65%, 06/15/35	40	41,962
4.00%, 11/01/49	20	16,354
5.50%, 05/15/64	10	10,038
Cox Communications, Inc., 2.95%, 10/01/50(a)	33	20,257
FactSet Research Systems, Inc. 2.90%, 03/01/27	70	64,569
3.45%, 03/01/32	116	99,627
iHeartCommunications, Inc., 5.25%, 08/15/27(a)	4	3,147
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	5	3,620
Nexstar Media, Inc., 5.63%, 07/15/27(a)	6	5,641
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	7	6,471
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)	7	6,396
Time Warner Cable LLC, 4.50%, 09/15/42	35	26,179
Warnermedia Holdings, Inc., 3.43%, 03/15/24	370	364,235

		1,199,876

Metals & Mining — 0.5%
Anglo American Capital PLC, 4.00%, 09/11/27(a)	200	188,900
BHP Billiton Finance USA Ltd. 4.75%, 02/28/28	235	234,144
4.90%, 02/28/33	55	54,784
Commercial Metals Co., 4.38%, 03/15/32	5	4,337
Glencore Funding LLC, 5.70%, 05/08/33(a)	65	64,528
Newmont Corp., 2.80%, 10/01/29	70	60,555
Reliance Steel & Aluminum Co. 1.30%, 08/15/25	200	183,676
2.15%, 08/15/30(c)	150	122,462

Security	Par (000)	Value

Metals & Mining (continued)
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51(c)	$20	$13,473
Rio Tinto Finance USA PLC, 5.13%, 03/09/53	90	90,247

		1,017,106

Multi-Utilities — 0.1%
Atmos Energy Corp., 4.13%, 10/15/44	49	41,273
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	15	15,064
NiSource, Inc. 5.25%, 03/30/28	54	54,105
5.40%, 06/30/33(c)	25	25,202
5.00%, 06/15/52	15	13,682
Puget Sound Energy, Inc., 5.45%, 06/01/53	10	10,127
Southern California Gas Co. 6.35%, 11/15/52	15	16,535
5.75%, 06/01/53	10	10,213
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/31	60	47,240
Southwest Gas Corp., 4.05%, 03/15/32	25	22,654

		256,095

Offshore Drilling & Other Services — 0.0%
KLA Corp. 3.30%, 03/01/50	54	40,028
5.25%, 07/15/62	10	9,982
Lam Research Corp., 2.88%, 06/15/50	5	3,450

		53,460

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp., 4.75%, 04/15/43	12	9,395
Cameron LNG LLC(a) 2.90%, 07/15/31	73	62,846
3.30%, 01/15/35	87	72,551
Canadian Natural Resources Ltd. 2.95%, 07/15/30	20	17,197
6.50%, 02/15/37	10	10,187
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25	49	48,990
5.13%, 06/30/27	164	162,287
3.70%, 11/15/29	67	61,136
2.74%, 12/31/39	31	24,279
Cheniere Energy Partners LP 4.50%, 10/01/29	110	102,266
4.00%, 03/01/31	156	138,820
3.25%, 01/31/32	196	163,099
ConocoPhillips Co., 3.80%, 03/15/52	5	4,026
Continental Resources, Inc., 4.90%, 06/01/44	5	3,962
Devon Energy Corp., 5.60%, 07/15/41	45	42,788
Diamondback Energy, Inc. 3.25%, 12/01/26	201	189,581
3.50%, 12/01/29	555	505,753
3.13%, 03/24/31	115	99,774
6.25%, 03/15/53	10	10,237
Enbridge, Inc., 5.70%, 03/08/33	78	79,070
Energy Transfer LP 5.75%, 02/15/33	165	167,055
6.50%, 02/01/42	57	57,984
5.35%, 05/15/45	65	56,658
6.00%, 06/15/48	152	144,449
5.00%, 05/15/50	39	33,000
EQT Corp. 3.13%, 05/15/26(a)	47	43,522
3.90%, 10/01/27	53	49,685

7

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp. (continued) 7.00%, 02/01/30(c)	$123	$129,440
3.63%, 05/15/31(a)	26	22,505
Equinor ASA, 3.70%, 04/06/50	55	44,107
Exxon Mobil Corp., 3.45%, 04/15/51	55	42,261
Hess Corp., 5.60%, 02/15/41	28	26,722
Kinder Morgan Energy Partners LP, 4.70%, 11/01/42	79	65,664
Kinder Morgan, Inc. 4.80%, 02/01/33	65	61,624
5.55%, 06/01/45	35	32,679
Marathon Petroleum Corp., 4.50%, 04/01/48	30	23,736
MPLX LP 4.00%, 03/15/28	200	189,091
4.50%, 04/15/38	50	43,096
4.95%, 03/14/52	130	110,421
4.90%, 04/15/58	40	32,668
NGPL PipeCo LLC, 3.25%, 07/15/31(a)	120	98,834
Northwest Pipeline LLC, 4.00%, 04/01/27	96	91,419
Occidental Petroleum Corp. 7.88%, 09/15/31	25	28,094
6.45%, 09/15/36	15	15,748
ONEOK, Inc. 5.85%, 01/15/26(c)	190	191,384
3.40%, 09/01/29	100	88,048
6.10%, 11/15/32	100	102,126
Pioneer Natural Resources Co., 5.10%, 03/29/26	25	24,915
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 02/15/45	15	12,214
Sabine Pass Liquefaction LLC 5.63%, 03/01/25	260	259,285
5.88%, 06/30/26	59	59,405
Shell International Finance BV, 3.00%, 11/26/51	40	27,888
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	4	3,547
Targa Resources Corp. 5.20%, 07/01/27	195	193,605
4.95%, 04/15/52	60	49,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 01/15/28	73	70,085
6.88%, 01/15/29	20	20,349
4.88%, 02/01/31	98	91,012
4.00%, 01/15/32	108	94,690
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)	84	77,682
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	52	54,517
Viper Energy Partners LP, 5.38%, 11/01/27(a)	155	148,800
Western Midstream Operating LP, 5.25%, 02/01/50	3	2,544
Williams Cos., Inc., 5.10%, 09/15/45	15	13,557

		5,004,320

Personal Care Products — 0.0%
Estee Lauder Cos., Inc., 5.15%, 05/15/53	10	10,033
Procter & Gamble Co., 1.20%, 10/29/30	50	40,284

		50,317

Pharmaceuticals — 0.7%
AbbVie, Inc. 3.80%, 03/15/25	300	292,269
4.50%, 05/14/35	171	162,026
4.25%, 11/21/49	50	42,894

Security	Par (000)	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC, 1.75%, 05/28/28	$150	$130,430
Bristol-Myers Squibb Co. 3.40%, 07/26/29	200	186,382
2.55%, 11/13/50	80	50,816
CVS Health Corp. 5.13%, 07/20/45	20	18,376
4.25%, 04/01/50	45	37,081
Eli Lilly & Co., 4.88%, 02/27/53	45	45,520
Johnson & Johnson, 2.45%, 09/01/60	45	28,456
Merck & Co., Inc. 1.90%, 12/10/28	220	192,400
5.00%, 05/17/53	60	60,193
2.90%, 12/10/61	50	32,478
Novartis Capital Corp., 2.75%, 08/14/50(c)	25	17,776
Pfizer Investment Enterprises Pte Ltd. 4.75%, 05/19/33	137	136,094
5.30%, 05/19/53	69	70,900
5.34%, 05/19/63	48	48,138
Zoetis, Inc., 5.60%, 11/16/32	65	67,879

		1,620,108

Real Estate — 0.0%
VICI Properties LP, 5.63%, 05/15/52	50	45,818
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(a)	5	4,933

		50,751

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31	50	40,167

Retail REITs — 0.1%
NNN REIT, Inc., 3.50%, 04/15/51	69	47,211
Realty Income Corp.(c) 4.85%, 03/15/30	40	38,864
4.90%, 07/15/33	65	62,813

		148,888

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 2.95%, 10/01/51	35	24,351
Broadcom, Inc.(a) 4.00%, 04/15/29	175	162,151
2.45%, 02/15/31	250	203,010
4.15%, 04/15/32	75	67,814
2.60%, 02/15/33	84	65,423
3.47%, 04/15/34	104	85,302
4.93%, 05/15/37	136	123,574
3.50%, 02/15/41	50	37,223
3.75%, 02/15/51	75	54,757
Flex Ltd., 3.75%, 02/01/26	150	142,872
Honeywell International, Inc., 4.50%, 01/15/34	140	136,580
Intel Corp., 3.05%, 08/12/51	85	56,680
Jabil, Inc., 4.25%, 05/15/27	100	95,722
Micron Technology, Inc., 6.75%, 11/01/29	25	26,270
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29	46	43,328
QUALCOMM, Inc. 4.65%, 05/20/35	14	13,958
4.30%, 05/20/47	30	26,824
Texas Instruments, Inc., 1.75%, 05/04/30	260	218,144

		1,583,983

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 0.5%
Electronic Arts, Inc., 2.95%, 02/15/51	$25	$16,837
Microsoft Corp., 2.68%, 06/01/60(c)	60	39,702
MSCI, Inc., 3.88%, 02/15/31(a)	65	57,675
Oracle Corp. 5.80%, 11/10/25	85	86,075
4.50%, 05/06/28(c)	35	34,185
6.15%, 11/09/29	65	68,159
4.65%, 05/06/30	25	24,197
2.88%, 03/25/31	150	127,534
4.90%, 02/06/33	70	67,731
3.60%, 04/01/40	157	120,920
3.65%, 03/25/41	100	77,112
4.13%, 05/15/45	50	39,331
4.00%, 07/15/46	201	154,547
5.55%, 02/06/53	45	43,152
3.85%, 04/01/60	25	17,438
4.10%, 03/25/61	30	21,985
Roper Technologies, Inc., 1.00%, 09/15/25	50	45,631

		1,042,211

Specialized REITs — 0.0%
American Tower Corp., 5.65%, 03/15/33	23	23,219

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.38%, 02/08/41	105	76,389
3.95%, 08/08/52	55	48,205
4.10%, 08/08/62	40	34,851
Dell International LLC/EMC Corp., 5.25%, 02/01/28	47	47,101
Hewlett Packard Enterprise Co. 5.90%, 10/01/24	45	45,038
6.10%, 04/01/26	40	40,098
5.25%, 07/01/28	146	145,314

		436,996

Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc., 3.05%, 03/15/32	185	147,731

Tobacco — 0.8%
Altria Group, Inc. 2.45%, 02/04/32	300	236,132
3.40%, 02/04/41	211	146,915
3.70%, 02/04/51	50	33,466
4.00%, 02/04/61	50	34,315
BAT Capital Corp. 6.34%, 08/02/30	80	80,000
6.42%, 08/02/33	100	100,000
3.73%, 09/25/40	80	56,903
4.76%, 09/06/49	6	4,555
3.98%, 09/25/50	82	55,568
7.08%, 08/02/53	25	25,022
Philip Morris International, Inc. 4.88%, 02/15/28	40	39,602
5.63%, 11/17/29	215	219,949
1.75%, 11/01/30	50	39,521
5.75%, 11/17/32(c)	345	352,665
5.38%, 02/15/33	70	69,794
4.25%, 11/10/44	140	116,144
Reynolds American, Inc., 5.85%, 08/15/45	59	52,833

		1,663,384

Security	Par (000)	Value

Transportation Infrastructure — 0.1%
Ryder System, Inc. 5.65%, 03/01/28(c)	$15	$15,092
5.25%, 06/01/28	70	69,415
United Parcel Service, Inc., 5.30%, 04/01/50(c)	25	26,086

		110,593

Water Utilities — 0.0%
American Water Capital Corp., 2.30%, 06/01/31	35	29,056

Wireless Telecommunication Services — 0.6%
American Tower Corp., 1.30%, 09/15/25(c)	20	18,199
Crown Castle, Inc., 2.50%, 07/15/31	89	72,578
GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/28	83	81,326
4.00%, 01/15/31	95	82,130
Rogers Communications, Inc. 3.80%, 03/15/32	70	60,835
4.50%, 03/15/42	45	37,095
4.55%, 03/15/52	35	27,719
Sprint LLC 7.88%, 09/15/23	21	21,017
7.13%, 06/15/24	244	246,296
7.63%, 02/15/25	157	160,553
T-Mobile U.S., Inc. 3.50%, 04/15/25	100	96,621
3.88%, 04/15/30	64	58,799
5.05%, 07/15/33	18	17,616
5.65%, 01/15/53	70	70,338
5.80%, 09/15/62	150	150,788
VICI Properties LP/VICI Note Co., Inc.(a) 4.50%, 09/01/26	3	2,841
4.63%, 12/01/29	65	59,396
4.13%, 08/15/30	79	70,053

		1,334,200

Total Corporate Bonds — 22.7% (Cost: $50,840,102)		49,912,774

Foreign Agency Obligations

Canada — 0.1%
Canada Government International Bond, 2.88%, 04/28/25	35	33,715
Province of Alberta Canada, 1.30%, 07/22/30	10	8,101
Province of Ontario Canada 3.10%, 05/19/27	15	14,210
2.13%, 01/21/32(c)	35	29,476
Province of Quebec Canada 0.60%, 07/23/25	25	22,914
2.50%, 04/20/26	10	9,426
1.90%, 04/21/31	10	8,381
Series PD, 7.50%, 09/15/29	10	11,581

		137,804

Chile — 0.1%
Chile Government International Bond, 3.50%, 01/25/50 .	200	150,232

Indonesia — 0.2%
Indonesia Government International Bond 2.85%, 02/14/30	200	178,254
4.65%, 09/20/32	200	196,984

		375,238

9

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 0.1%
Mexico Government International Bond 2.66%, 05/24/31	$200	$166,008
3.50%, 02/12/34	205	171,702

		337,710

Panama — 0.2%
Panama Government International Bond 3.88%, 03/17/28	200	188,400
3.30%, 01/19/33(c)	200	166,604

		355,004

Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51	60	44,314

Philippines — 0.1%
Philippines Government International Bond, 3.00%, 02/01/28	200	185,204

Uruguay — 0.0%
Uruguay Government International Bond 4.38%, 10/27/27	30	29,646
5.10%, 06/18/50	30	29,900

		59,546

Total Foreign Agency Obligations — 0.8% (Cost: $1,688,293)		1,645,052

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50	40	50,159
Los Angeles Unified School District, GO, BAB, Series RY, 6.76%, 07/01/34	50	56,021
State of California, GO, BAB, 7.35%, 11/01/39	100	120,411
State of California, Refunding GO, 4.60%, 04/01/38	100	94,743
University of California, RB, Series AD, 4.86%, 05/15/2112	20	17,558

		338,892

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	50	53,010

Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40	50	56,376

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A, 4.15%, 02/01/33	40	38,508

Massachusetts — 0.0%
Commonwealth of Massachusetts, Refunding GO, Series D, 2.66%, 09/01/39	49	39,601
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43	50	36,601

		76,202

New York — 0.1%
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42	50	55,451

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	$20	$22,011
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	50	52,092
Port Authority of New York & New Jersey, RB, 168th Series, 4.93%, 10/01/51	70	69,410

		198,964

Ohio — 0.0%
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	50	52,811

Pennsylvania — 0.1%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38	50	43,953
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	50	37,345

		81,298

Texas — 0.1%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	50	49,859
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	50	36,604
State of Texas, GO, BAB, 5.52%, 04/01/39	35	36,979

		123,442

Total Municipal Bonds — 0.5% (Cost: $1,067,813)		1,019,503

Non-Agency Mortgage-Backed Securities

Asset-Backed Securities — 0.0%
GITSIT Mortgage Loan Trust, 8.35%, 05/25/53(a)(d)	81	81,197

Collateralized Mortgage Obligations — 3.3%
Ajax Mortgage Loan Trust, Series 2021-C, Class A, 2.12%, 01/25/61(a)(d)	55	51,707
AJAX MTG LN TR (a) 4.25%, 10/25/62(b)	150	141,794
3.50%, 05/25/63(d)	250	231,566
Alternative Loan Trust
Series 2006-OC7, Class 2A3, (1-mo. Term SOFR + 0.61%), 5.91%, 07/25/46(b)	174	152,661
Series 2007-19, Class 1A34, 6.00%, 08/25/37	290	153,845
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(d)	143	127,779
Connecticut Avenue Securities Trust(a)(b)
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.23%, 01/25/40	374	376,745
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.07%, 12/25/41	406	402,754
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.07%, 03/25/42	425	427,928
Series 2022-R06, Class 1M1, (30-day Avg SOFR + 2.75%), 7.82%, 05/25/42	309	314,870
Series 2023-R02, Class 1M2, (30-day Avg SOFR + 3.35%), 8.42%, 01/25/43	80	82,555
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(a)(d)	146	139,330

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.18%, 05/25/30	$241	$239,955
Series 2018-C01, Class 1M2, (30-day Avg SOFR + 2.36%), 7.43%, 07/25/30	206	208,545
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 5.97%, 11/25/41(a)	392	390,427
Fannie Mae Mortgage-Backed Securities, (30-day Avg SOFR + 2.50%), 7.57%, 04/25/43(a)(b)	283	287,674
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA2, Class M2, (30-day Avg SOFR + 3.21%), 8.28%, 03/25/50	477	488,569
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 5.82%, 10/25/33	256	254,475
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.27%, 05/25/42	378	382,894
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.17%, 03/25/42	415	417,034
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.43%, 07/25/29	377	387,264
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 8.73%, 08/25/29	124	128,905
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1-mo. Term SOFR + 0.46%), 5.76%, 03/25/35(a)(b)	162	141,125
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(d)	144	142,239
PRKCM Trust, Series 2023-AFC1, Class A1, 6.60%, 02/25/58(a)(d)	137	135,964
PRPM LLC(a)
Series 2022-1, Class A1, 3.72%, 02/25/27(d)	146	138,440
Series 2023-1, Class A1, 6.88%, 02/25/28(b)	143	142,335
RALI Trust, Series 2007-QH3, Class A1, (1-mo. Term SOFR + 0.43%), 5.73%, 04/25/37(b)	159	141,754
RFMSI Trust, Series 2007-SA4, Class 3A1, 4.98%, 10/25/37(b)	284	177,803
Verus Securitization Trust, Series 2023-INV1, Class M1, 7.63%, 02/25/68(a)(b)	120	120,615
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35	178	135,437
Series 2006-6, Class 3CB1, 7.00%, 08/25/36	360	150,813
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 5.46%, 04/25/47(b)	100	85,651

		7,301,452

Commercial Mortgage-Backed Securities — 3.2%
ACREC LLC, Series 2023-FL2, Class A, (1-mo. Term SOFR + 2.23%), 7.48%, 02/19/38(a)(b)	150	149,964
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61	250	215,539
Series 2019-BN20, Class A3, 3.01%, 09/15/62	250	214,355
Series 2021-BN35, Class A5, 2.29%, 06/15/64	90	72,539
Series 2021-BN36, Class A5, 2.47%, 09/15/64	90	73,361
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(b)	150	135,034
Barclays Commercial Mortgage S BBCMS, 5.45%, 04/15/56	40	40,474

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/48	$460	$439,564
Series 2021-B29, Class A5, 2.39%, 09/15/54	60	48,435
BMO Mortgage Trust, 0.95%, 06/15/56(b)	350	18,373
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.26%, 10/15/36	93	92,809
Series 2020-VKNG, Class A, (1-mo. Term SOFR + 1.04%), 6.27%, 10/15/37	90	88,553
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 6.01%, 06/15/38	139	136,556
Series 2021-VIV5, Class A, 2.84%, 03/09/44	140	116,113
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.23%, 02/15/39	122	117,828
BX Trust(a)
(1-mo. Term SOFR + 2.69%), 8.00%, 05/15/38(b)	140	139,912
Series 2019-OC11, Class A, 3.20%, 12/09/41	150	129,009
Series 2021-ARIA, Class A, (1-mo. Term SOFR + 1.01%), 6.24%, 10/15/36(b)	150	145,892
Series 2021-MFM1, Class A, (1-mo. Term SOFR + 0.81%), 6.04%, 01/15/34(b)	194	191,252
Series 2022-IND, Class A, (1-mo. Term SOFR + 1.49%), 6.71%, 04/15/37(b)	112	110,966
Series 2022-LBA6, Class A, (1-mo. Term SOFR + 1.00%), 6.22%, 01/15/39(b)	150	147,071
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, (1-mo. Term SOFR + 1.18%), 6.41%, 12/15/37(a)(b)	100	99,559
Citigroup Commercial Mortgage Trust, Series 2015- GC27, Class AS, 3.57%, 02/10/48	75	70,994
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.24%, 11/15/37(a)(b)	149	147,728
Credit Suisse Mortgage Capital Certificates Trust, Series 2019-ICE4, Class A, (1-mo. Term SOFR + 1.03%), 6.25%, 05/15/36(a)(b)	150	149,203
CSMC, Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 6.49%, 11/15/38(a)(b)	300	296,242
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (1-mo. Term SOFR + 1.10%), 6.32%, 05/15/35(a)(b)	137	136,548
Extended Stay America Trust, Series 2021-ESH, Class A, (1-mo. Term SOFR + 1.19%), 6.42%, 07/15/38(a)(b)	144	142,498
Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.72%, 01/25/51(a)(b)	200	196,062
GS Mortgage Securities Trust
Series 2017-GS8, Class A4, 3.47%, 11/10/50	300	273,670
Series 2019-GSA1, Class AS, 3.34%, 11/10/52	190	159,989
IMPAC Secured Assets Corp., (1-mo. Term SOFR + 0.45%), 5.75%, 08/25/36(b)	108	103,007
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49	133	121,518
Series 2021-NYAH, Class A, (1-mo. Term SOFR + 0.87%), 6.10%, 06/15/38(a)(b)	150	146,990
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.47%, 03/15/39(a)(b)	150	148,496
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52	40	34,411

11

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.92%), 6.14%, 04/15/38(a)(b)	$150	$147,840
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.78%, 08/15/49	305	278,560
Sequoia Mortgage Trust(a)(b) 4.49%, 08/26/47	146	135,184
4.50%, 12/25/47	152	137,776
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.07%, 11/15/38	150	146,993
Series 2021-MFP2, Class A, (1-mo. Term SOFR + 0.94%), 6.16%, 11/15/36	150	147,181
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.41%, 05/15/37(a)(b)	150	146,030
Velocity Commercial Capital LO VCC, 7.03%, 05/25/53(a)(b)	148	145,653
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50	200	184,636
Series 2021-C60, Class D, 2.34%, 08/15/54	150	120,813
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.63%, 11/15/47	300	288,284

		6,929,464

Total Non-Agency Mortgage-Backed Securities — 6.5%

(Cost: $14,326,832)		14,312,113

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.8%
Fannie Mae Mortgage-Backed Securities 2.50%, 01/01/37	486	441,779
3.00%, 04/01/37	181	168,541
1.50%, 08/17/38(e)	275	236,597
4.00%, 08/17/38 - 04/01/52(e)	242	231,180
4.50%, 08/17/38 - 04/01/53	325	311,733
2.00%, 12/01/40	83	70,374
3.50%, 07/01/50 - 03/01/52	1,012	918,181
6.00%, 01/01/53 - 07/01/53	256	257,132
5.50%, 03/01/53 - 06/01/53	864	863,306
5.00%, 04/01/53	73	71,861
Freddie Mac Mortgage-Backed Securities 2.00%, 06/01/36	39	34,746
6.00%, 10/01/52 - 06/01/53	263	265,292
4.00%, 02/01/53	388	367,707
5.50%, 03/01/53 - 05/01/53	162	161,078
Ginnie Mae, 6.50%, 08/21/53	29	29,464
Ginnie Mae Mortgage-Backed Securities 2.50%, 01/20/53	237	204,557
5.50%, 02/20/53	49	48,924
2.00%, 08/21/53(e)	994	830,922
3.50%, 08/21/53	800	735,000
4.00%, 08/21/53(e)	887	835,443
Uniform Mortgage-Backed Securities 2.50%, 08/17/38	681	617,848
1.50%, 08/14/53(e)	713	547,701

		8,249,366

Security	Par (000)	Value

Collateralized Mortgage Obligations — 0.0%
Freddie Mac, 3.00%, 02/25/52	$81	$12,556
Freddie Mac STRIP, 3.00%, 10/15/52	381	62,365
Reperforming Loan REMIC Trust, Series 2005-R1, Class 1AF1, (1-mo. Term SOFR + 0.47%), 5.77%, 03/25/35(a)(b)	37	32,841

		107,762

Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2021-M4, Class A2, 1.46%, 02/25/31(b)	150	119,590
Fannie Mae Mortgage-Backed Securities, 4.00%, 06/25/51	60	11,834
Fannie Mae Strip, 3.00%, 03/25/50	194	32,749
Freddie Mac, Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.42%, 12/25/41(a)(b)	250	245,189

		409,362

Mortgage-Backed Securities — 26.6%
Fannie Mae Mortgage-Backed Securities 4.00%, 08/01/48	15	13,962
2.50%, 11/01/51 - 07/01/52	1,216	1,027,473
Freddie Mac Mortgage-Backed Securities 3.50%, 04/01/48	71	65,907
4.00%, 04/01/48	14	13,575
3.00%, 11/01/50	124	108,857
2.50%, 02/01/51	397	336,767
Ginnie Mae Mortgage-Backed Securities 3.50%, 09/20/48 - 03/20/50	740	690,437
4.50%, 03/20/49 - 08/01/53(e)	1,589	1,533,169
3.00%, 07/20/50 - 08/01/53(e)	2,029	1,808,240
2.00%, 02/20/51 - 07/20/52	1,638	1,371,416
2.50%, 10/20/51 - 08/01/53(e)	2,513	2,167,279
4.00%, 02/20/53	187	176,098
5.00%, 08/01/53(e)	669	655,516
6.00%, 08/01/53(e)	89	89,421
5.50%, 08/21/53(e)	516	512,775
Uniform Mortgage-Backed Securities 2.50%, 01/01/35 - 08/14/53(e)	8,028	6,828,900
2.00%, 05/01/36 - 08/14/53(e)	14,738	12,217,597
1.50%, 12/01/36	415	356,994
3.00%, 06/01/37 - 08/14/53(e)	6,903	6,080,400
3.50%, 08/01/38 - 08/14/53(e)	4,617	4,204,127
4.00%, 01/01/49 - 08/14/53(e)	2,813	2,648,981
4.50%, 09/01/52 - 08/14/53(e)	3,090	2,966,877
5.00%, 12/01/52 - 08/14/53(e)	7,633	7,456,661
5.50%, 01/01/53 - 08/14/53(e)	3,933	3,906,506
6.00%, 08/14/53	607	610,642
6.50%, 08/14/53	479	488,412

		58,336,989

Total U.S. Government Sponsored Agency Securities — 30.6%

(Cost: $67,918,362)		67,103,479

U.S. Treasury Obligations
U.S. Treasury Bonds 4.50%, 08/15/39	447	472,566
1.13%, 05/15/40 - 08/15/40	1,472	929,775
4.38%, 05/15/40 - 05/15/41	349	361,173
1.88%, 02/15/41 - 11/15/51	1,086	747,853
4.75%, 02/15/41	125	135,474
2.38%, 02/15/42 - 05/15/51	490	359,953

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued) 4.00%, 11/15/42 - 11/15/52	$4,288	$4,205,983
3.88%, 02/15/43	647	618,087
2.88%, 05/15/43 - 05/15/52	476	385,234
3.63%, 08/15/43 - 05/15/53	1,015	944,377
3.75%, 11/15/43	203	189,726
3.13%, 08/15/44 - 05/15/48	4,024	3,378,696
3.00%, 02/15/47 - 08/15/52(c)	2,164	1,776,516
3.38%, 11/15/48	911	801,000
2.25%, 08/15/49	250	176,504
1.38%, 08/15/50	259	145,951
1.63%, 11/15/50	223	134,030
U.S. Treasury Inflation Indexed Bonds, 1.50%, 02/15/53	17	16,194
U.S. Treasury Inflation-Indexed Notes, 1.25%, 04/15/28	1,724	1,673,606
U.S. Treasury Notes 4.25%, 12/31/24 - 05/31/25	6,330	6,246,297
4.13%, 01/31/25 - 11/15/32	4,153	4,091,624
1.50%, 02/15/25	400	378,531
3.88%, 03/31/25 - 12/31/29	21,525	21,168,096
2.63%, 04/15/25 - 05/31/27	2,805	2,645,510
0.38%, 04/30/25 - 09/30/27	1,911	1,747,578
2.75%, 05/15/25 - 08/15/32	543	513,060
2.88%, 06/15/25 - 05/15/32	685	646,861
0.25%, 06/30/25 - 10/31/25	2,893	2,621,348
4.00%, 12/15/25 - 07/31/30	1,565	1,549,417
1.63%, 02/15/26 - 05/15/31	3,463	3,169,140
0.50%, 02/28/26 - 08/31/27	1,027	899,580
0.88%, 06/30/26	406	366,352
4.50%, 07/15/26	352	351,917
0.63%, 07/31/26	250	223,145
3.63%, 03/31/28 - 03/31/30	2,004	1,954,522
1.38%, 12/31/28	1,030	892,479
3.50%, 04/30/30	33	31,858
3.75%, 05/31/30 - 06/30/30	33	32,347
1.25%, 08/15/31	890	724,933
3.38%, 05/15/33	226	215,583

Total U.S. Treasury Obligations — 30.9% (Cost: $69,842,005)		67,922,876

Total Long-Term Investments — 97.0% (Cost: $216,660,983)		212,929,566

	Shares

Short-Term Securities

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	3,911,634	3,912,808
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(f)(g)	36,233,509	36,233,509

		40,146,317

Security	Par (000)	Value

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills (i) 5.39%, 10/12/23	$100	$98,945
5.45%, 01/11/24	100	97,617
5.46%, 01/11/24	200	195,233
5.47%, 01/11/24	100	97,617

		489,412

Total Short-Term Securities — 18.5% (Cost: $40,635,481)		40,635,729

Options Purchased — 0.1% (Cost: $283,753)		434,550

Total Investments Before TBA Sale Commitments and Options Written — 115.6% (Cost: $257,580,217)		253,999,845

TBA Sale Commitments(e)

Mortgage-Backed Securities — (3.2)%
Uniform Mortgage-Backed Securities 2.00%, 08/17/38	(39)	(34,727)
2.50%, 08/14/53	(226)	(190,418)
3.00%, 08/14/53	(909)	(795,269)
3.50%, 08/14/53	(1,267)	(1,147,807)
4.00%, 08/14/53	(73)	(67,957)
4.50%, 08/14/53	(3,302)	(3,161,278)
5.50%, 08/14/53	(454)	(450,843)
6.00%, 08/14/53	(860)	(864,603)
6.50%, 08/14/53	(370)	(377,270)

Total TBA Sale Commitments — (3.2)% (Proceeds: $(7,125,647))		(7,090,172)

Options Written — (0.2)% (Premiums Received: $(281,240))		(503,450)

Total Investments, Net of TBA Sale Commitments and Options Written — 112.2% (Cost: $250,173,330)		246,406,223

Liabilities in Excess of Other Assets — (12.2)%		(26,849,872)

Net Assets — 100.0%		$219,556,351

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

13

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/18/23(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,912,532	(b)	$—	$(14)	$290	$3,912,808	3,911,634	$958	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	36,233,509	(b)	—	—	—	36,233,509	36,233,509	1,137,669		—

					$(14)	$290	$40,146,317		$1,138,627		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	22	09/07/23	$3,217	$5,403
10-Year Australian Treasury Bonds	8	09/15/23	389	1,463
10-Year U.S. Treasury Note	103	09/20/23	8,249	(200,043)
10-Year U.S. Ultra Long Treasury Note	1	09/20/23	117	22
U.S. Long Bond	23	09/20/23	2,493	(57,097)
Ultra U.S. Treasury Bond	40	09/20/23	4,903	(64,796)
5-Year U.S. Treasury Note	185	09/29/23	14,002	(264,785)
3-Month Euro EURIBOR	1	06/17/24	265	(1,046)
3-Month SOFR	84	06/18/24	19,919	(45,661)

				(626,540)

Short Contracts
Euro BTP	5	09/07/23	638	655
Euro OAT	9	09/07/23	1,262	16,738
10-Year Japanese Government Treasury Bonds	1	09/12/23	1,032	7,654
3-Year Australian Treasury Bonds	9	09/15/23	641	86
10-Year Canadian Bond	18	09/20/23	1,639	51,125
10-Year U.S. Ultra Long Treasury Note	7	09/20/23	819	12,792
U.S. Long Bond	18	09/20/23	2,243	(9,278)
Ultra U.S. Treasury Bond	1	09/20/23	133	(408)
Long Gilt	17	09/27/23	2,097	(16,316)
2-Year U.S. Treasury Note	54	09/29/23	4,874	77,545

				140,593

				$(485,947)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,784	AUD	10,000	Bank of America N.A.	09/20/23	$56
USD	12,960	GBP	10,000	Morgan Stanley & Co. International PLC	09/20/23	124
USD	25,748	GBP	20,000	UBS AG	09/20/23	75

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,774	JPY	3,037,000	Bank of America N.A.	09/20/23	$264
USD	7,578	SGD	10,000	Barclays Bank PLC	09/20/23	40

						559

JPY	57,263,074	USD	418,000	Morgan Stanley & Co. International PLC	09/20/23	(12,410)
USD	12,710	GBP	10,000	Bank of America N.A.	09/20/23	(126)
USD	101,961	GBP	80,000	BNP Paribas SA	09/20/23	(729)
USD	38,246	GBP	30,000	UBS AG	09/20/23	(263)
USD	418,000	JPY	59,613,897	Morgan Stanley & Co. International PLC	09/20/23	(4,240)

						(17,768)

						$(17,209)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	61	08/11/23	USD	112.75	USD	6,800	$8,578

Put
3-Month SOFR Future	50	10/13/23	USD	95.00	USD	11,829	54,062
3-Month SOFR Future	83	10/13/23	USD	95.62	USD	19,636	211,650
3-Month SOFR Future	33	10/13/23	USD	94.88	USD	7,807	26,400
3-Month SOFR Future	31	10/13/23	USD	94.38	USD	7,334	2,519
3-Month SOFR Future	31	10/13/23	USD	96.00	USD	7,432	29,063

							323,694

							$332,272

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate			Value
	Rate	Frequency	Rate	Frequency				Notional Amount (000)
Call
2-Year Interest Rate Swap, 08/18/25 .	1-Day SOFR, 5.06%	Annual	5.55%	Annual	Morgan Stanley & Co. International PLC	08/18/23	5.55%	GBP	1,739	$7,177
1-Year Interest Rate Swap, 01/24/25 .	1-Day SOFR, 5.06%	Quarterly	4.50%	Semi-Annual	Citibank N.A.	01/22/24	4.50	USD	16,822	30,808
1-Year Interest Rate Swap, 01/26/25 .	1-Day SOFR, 5.06%	Quarterly	4.55%	Semi-Annual	Citibank N.A.	01/24/24	4.55	USD	16,822	33,800
10-Year Interest Rate Swap, 06/17/36	1-Day SOFR, 5.06%	Quarterly	3.24%	Semi-Annual	Barclays Bank PLC	06/15/26	3.23	USD	43	1,818
10-Year Interest Rate Swap, 07/22/36	1-Day SOFR, 5.06%	Quarterly	3.17%	Semi-Annual	Barclays Bank PLC	07/20/26	3.17	USD	135	5,431
10-Year Interest Rate Swap, 07/22/36	1-Day SOFR, 5.06%	Quarterly	3.21%	Semi-Annual	Barclays Bank PLC	07/20/26	3.21	USD	45	1,891
10-Year Interest Rate Swap, 07/22/36	1-Day SOFR, 5.06%	Quarterly	3.23%	Semi-Annual	Barclays Bank PLC	07/20/26	3.23	USD	86	3,675

										84,600

Put
10-Year Interest Rate Swap, 06/17/36	3.24%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Barclays Bank PLC	06/15/26	3.23	USD	43	2,369
10-Year Interest Rate Swap, 07/22/36	3.17%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Barclays Bank PLC	07/20/26	3.17	USD	134	7,885

15

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
10-Year Interest Rate Swap, 07/22/36	3.21%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Barclays Bank PLC	07/20/26	3.21%	USD	45	$2,558
10-Year Interest Rate Swap, 07/22/36	3.23%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Barclays Bank PLC	07/20/26	3.22	USD	86	4,866

										17,678

										$102,278

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	92	08/11/23	USD	114.50	USD	10,255	$(1,438)

Put
3-Month SOFR Future	50	10/13/23	USD	95.25	USD	11,829	(82,812)
3-Month SOFR Future	83	10/13/23	USD	95.37	USD	19,636	(162,369)
3-Month SOFR Future	33	10/13/23	USD	95.12	USD	7,807	(44,962)
3-Month SOFR Future	31	10/13/23	USD	95.75	USD	7,432	(18,794)
3-Month SOFR Future	31	10/13/23	USD	94.63	USD	7,334	(9,687)

							(318,624)

							$(320,062)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 08/18/25	5.15%	Annual	1-Day SOFR, 5.06%	Annual	Morgan Stanley & Co. International PLC	08/18/23	5.15%	GBP	1,739	$(1,519)
1-Year Interest Rate Swap, 01/24/25	3.80%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	01/22/24	3.80	USD	16,822	(12,586)
1-Year Interest Rate Swap, 01/26/25	3.85%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Citibank N.A.	01/24/24	3.85	USD	16,822	(13,891)
5-Year Interest Rate Swap, 06/16/29	3.31%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Barclays Bank PLC	06/14/24	3.31	USD	1,079	(15,513)
5-Year Interest Rate Swap, 07/13/29	3.57%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Bank of America N.A.	07/11/24	3.56	USD	539	(11,088)
10-Year Interest Rate Swap, 03/18/36	3.02%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	Goldman Sachs International	03/16/26	3.02	USD	195	(6,636)
10-Year Interest Rate Swap, 05/06/36	3.05%	Semi-Annual	1-Day SOFR, 5.06%	Quarterly	UBS AG	05/04/26	3.05	USD	93	(3,310)

										(64,543)

Put
2-Year Interest Rate Swap, 08/16/25	1-Day SOFR, 5.06%	Quarterly	4.05%	Semi-Annual	Barclays Bank PLC	08/14/23	4.05	USD	822	(11,043)
2-Year Interest Rate Swap, 08/24/25	1-Day SOFR, 5.06%	Quarterly	4.11%	Semi-Annual	Barclays Bank PLC	08/22/23	4.11	USD	395	(4,778)
2-Year Interest Rate Swap, 08/24/25	1-Day SOFR, 5.06%	Quarterly	4.15%	Semi-Annual	UBS AG	08/22/23	4.15	USD	411	(4,678)
2-Year Interest Rate Swap, 08/25/25	1-Day SOFR, 5.06%	Quarterly	4.10%	Semi-Annual	Barclays Bank PLC	08/23/23	4.10	USD	395	(4,843)
2-Year Interest Rate Swap, 08/25/25	1-Day SOFR, 5.06%	Quarterly	4.13%	Semi-Annual	UBS AG	08/23/23	4.13	USD	411	(4,819)
2-Year Interest Rate Swap, 08/26/25	1-Day SOFR, 5.06%	Quarterly	4.18%	Semi-Annual	BNP Paribas SA	08/24/23	4.18	USD	791	(8,479)
2-Year Interest Rate Swap, 09/02/25	1-Day SOFR, 5.06%	Quarterly	4.30%	Semi-Annual	Barclays Bank PLC	08/31/23	4.30	USD	791	(6,840)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
2-Year Interest Rate Swap, 09/02/25	1-Day SOFR, 5.06%	Quarterly	4.43%	Semi-Annual	Barclays Bank PLC	08/31/23	4.43%	USD	791	$(5,270)
2-Year Interest Rate Swap, 09/07/25	1-Day SOFR, 5.06%	Quarterly	4.39%	Semi-Annual	Goldman Sachs International	09/05/23	4.39	USD	791	(5,819)
2-Year Interest Rate Swap, 09/07/25	1-Day SOFR, 5.06%	Quarterly	4.61%	Semi-Annual	Barclays Bank PLC	09/05/23	4.60	USD	791	(3,543)
5-Year Interest Rate Swap, 06/16/29	1-Day SOFR, 5.06%	Quarterly	3.31%	Semi-Annual	Barclays Bank PLC	06/14/24	3.31	USD	1,078	(29,381)
5-Year Interest Rate Swap, 07/13/29	1-Day SOFR, 5.06%	Quarterly	3.57%	Semi-Annual	Bank of America N.A.	07/11/24	3.57	USD	539	(11,343)
10-Year Interest Rate Swap, 03/18/36	1-Day SOFR, 5.06%	Quarterly	3.02%	Semi-Annual	Goldman Sachs International	03/16/26	3.02	USD	195	(12,229)
10-Year Interest Rate Swap, 05/06/36	1-Day SOFR, 5.06%	Quarterly	3.05%	Semi-Annual	UBS AG	05/04/26	3.05	USD	93	(5,780)

										(118,845)

										$(183,388)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.23%	Annual	1-Day ESTR, 1,135.94%	Annual	07/29/24	(a)	07/29/25	EUR	1,611	$(1,363)	$6	$(1,369)
1-Day SOFR, 5.06%	Annual	4.19%	Annual	07/29/24	(a)	07/29/25	USD	1,821	182	6	176
6-mo. EURIBOR, 3.93%	Semi-Annual	3.93%	Annual	09/20/23	(a)	09/20/25	EUR	5,900	33,465	12,931	20,534
1-Day SONIA, 4.93%	Annual	5.53%	Annual	09/20/23	(a)	09/20/25	GBP	10,430	(8,221)	(26,290)	18,069
1-Day CORRA, 5.00%	Semi-Annual	4.38%	Semi-Annual	N/A		07/20/26	CAD	403	(1,224)	2	(1,226)
1-Day CORRA, 5.00%	Semi-Annual	4.40%	Semi-Annual	N/A		07/20/26	CAD	402	(1,094)	2	(1,096)
3.43%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/26	EUR	140	(61)	(35)	(26)
6-mo. EURIBOR, 3.93%	Annual	3.46%	Semi-Annual	09/20/23	(a)	09/20/26	EUR	660	895	826	69
3.47%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/26	EUR	1,010	(1,847)	(760)	(1,087)
3.92%	Annual	1-Day SOFR, 5.06%	Annual	09/20/23	(a)	09/20/26	USD	740	7,070	4,834	2,236
4.31%	Annual	1-Day SOFR, 5.06%	Annual	09/20/23	(a)	09/20/26	USD	110	(109)	(31)	(78)
4.37%	Annual	1-Day SOFR, 5.06%	Annual	09/20/23	(a)	09/20/26	USD	370	(1,016)	(750)	(266)
3-mo. BBSW, 4.26%	Quarterly	4.40%	Quarterly	09/20/23	(a)	09/20/26	AUD	1,650	8,384	6,197	2,187
4.44%	Quarterly	3-mo. BBSW, 4.26%	Quarterly	09/20/23	(a)	09/20/26	AUD	1,110	(6,337)	(5,270)	(1,067)
4.48%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/20/23	(a)	09/20/26	CAD	990	(1,048)	(1,507)	459
4.48%	Quarterly	3-mo. BBSW, 4.26%	Quarterly	09/20/23	(a)	09/20/26	AUD	160	(1,049)	(1,085)	36
1-Day CORRA, 5.00%	Semi-Annual	4.54%	Semi-Annual	09/20/23	(a)	09/20/26	CAD	490	1,195	981	214
5.23%	Annual	1-Day SONIA, 4.93%	Annual	09/20/23	(a)	09/20/26	GBP	80	20	115	(95)
5.25%	Annual	1-Day SONIA, 4.93%	Annual	09/20/23	(a)	09/20/26	GBP	600	(336)	7,500	(7,836)
5.25%	Annual	1-Day SONIA, 4.93%	Annual	09/20/23	(a)	09/20/26	GBP	1,170	(342)	(3,078)	2,736
8.13%	Monthly	28-Day MXIBTIIE, 11.51%	Monthly	09/20/23	(a)	09/13/28	MXN	14,480	7,229	7	7,222
1.69%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	60	329	(27)	356
1.76%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	60	101	1	100
1.77%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	100	116	1	115
1.78%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	70	41	1	40
1.78%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	60	19	1	18
1.80%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	70	(30)	1	(31)
1.87%	Annual	1-Day SSARON, 1.70%	Annual	09/20/23	(a)	09/20/28	CHF	70	(308)	(280)	(28)
1-Day THOR, 1.99%	Quarterly	2.24%	Quarterly	09/20/23	(a)	09/20/28	THB	980	(325)	—	(325)
2.83%	Annual	3-mo. STIBOR, 3.92%	Quarterly	09/20/23	(a)	09/20/28	SEK	4,000	7,278	4	7,274
2.90%	Annual	3-mo. STIBOR, 3.92%	Quarterly	09/20/23	(a)	09/20/28	SEK	940	1,436	(1)	1,437
2.92%	Annual	3-mo. STIBOR, 3.92%	Quarterly	09/20/23	(a)	09/20/28	SEK	960	1,367	1	1,366
2.99%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/28	EUR	290	2,637	3	2,634
1-Day SORA, 3.55%	Semi-Annual	3.01%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	110	(394)	1	(395)
3.01%	Annual	3-mo. STIBOR, 3.92%	Quarterly	09/20/23	(a)	09/20/28	SEK	400	421	—	421
3.01%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/28	EUR	50	387	1	386
3-mo. KRW CDC, 3.74%	Quarterly	3.03%	Quarterly	09/20/23	(a)	09/20/28	KRW	518,510	(9,915)	4	(9,919)

17

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 3.74%	Quarterly	3.03%	Quarterly	09/20/23	(a)	09/20/28	KRW	73,670	$ (1,410)	$—	$(1,410)
1-Day SORA, 3.55%	Semi-Annual	3.04%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	80	(183)	1	(184)
3.05%	Annual	3-mo. STIBOR, 3.92%	Quarterly	09/20/23	(a)	09/20/28	SEK	620	548	1	547
3-mo. KRW CDC, 3.74%	Quarterly	3.06%	Quarterly	09/20/23	(a)	09/20/28	KRW	25,264	(456)	—	(456)
3-mo. KRW CDC, 3.74%	Quarterly	3.06%	Quarterly	09/20/23	(a)	09/20/28	KRW	61,100	(1,119)	1	(1,120)
3-mo. KRW CDC, 3.74%	Quarterly	3.06%	Quarterly	09/20/23	(a)	09/20/28	KRW	175,120	(3,165)	1	(3,166)
1-Day SORA, 3.55%	Semi-Annual	3.10%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	150	(27)	1	(28)
1-Day SORA, 3.55%	Semi-Annual	3.11%	Annual	09/20/23	(a)	09/20/28	SGD	50	7	—	7
3-mo. KRW CDC, 3.74%	Quarterly	3.11%	Quarterly	09/20/23	(a)	09/20/28	KRW	37,896	(626)	—	(626)
1-Day SORA, 3.55%	Semi-Annual	3.12%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	50	16	—	16
3-mo. KRW CDC, 3.74%	Quarterly	3.13%	Quarterly	09/20/23	(a)	09/20/28	KRW	124,310	(1,932)	2	(1,934)
3-mo. KRW CDC, 3.74%	Quarterly	3.13%	Quarterly	09/20/23	(a)	09/20/28	KRW	110,180	(1,720)	—	(1,720)
1-Day SORA, 3.55%	Semi-Annual	3.16%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	47	76	—	76
1-Day SORA, 3.55%	Semi-Annual	3.19%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	43	114	—	114
3.19%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/28	EUR	330	(331)	4	(335)
1-Day SORA, 3.55%	Semi-Annual	3.20%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	80	244	1	243
3.22%	Semi-Annual	6-mo. EURIBOR, 3.93%	Annual	09/20/23	(a)	09/20/28	EUR	11,010	(25,582)	(24,150)	(1,432)
1-Day SORA, 3.55%	Semi-Annual	3.31%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	70	483	1	482
3.36%	Annual	3-mo. STIBOR, 3.92%	Quarterly	09/20/23	(a)	09/20/28	SEK	2,370	(1,042)	2	(1,044)
3.37%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	590	2,522	1	2,521
3.42%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/28	EUR	2,440	(30,407)	(13,251)	(17,156)
3-mo. KRW CDC, 3.74%	Quarterly	3.44%	Quarterly	09/20/23	(a)	09/20/28	KRW	310,580	(1,427)	3	(1,430)
3.44%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	650	2,580	1	2,579
3.45%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	540	2,125	1	2,124
3.59%	Annual	1-Day SOFR, 5.06%	Annual	09/20/23	(a)	09/20/28	USD	8,290	119,606	91,419	28,187
1-Day SOFR, 5.06%	Annual	3.68%	Annual	09/20/23	(a)	09/20/28	USD	110	(1,104)	1	(1,105)
1-Day SOFR, 5.06%	Annual	3.72%	Annual	09/20/23	(a)	09/20/28	USD	100	(826)	1	(827)
1-Day SOFR, 5.06%	Annual	3.77%	Annual	09/20/23	(a)	09/20/28	USD	80	(515)	287	(802)
3.78%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	3,440	8,550	3	8,547
1-Day CORRA, 5.00%	Semi-Annual	3.80%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	130	(412)	1	(413)
3.80%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	09/20/23	(a)	09/20/28	AUD	60	804	—	804
3.80%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	670	1,600	1	1,599
3.81%	Semi-Annual	6-mo. BBSW, 4.64%	Semi-Annual	09/20/23	(a)	09/20/28	AUD	40	525	—	525
3.81%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	340	795	—	795
1-Day SOFR, 5.06%	Annual	3.86%	Annual	09/20/23	(a)	09/20/28	USD	90	(186)	1	(187)
1-Day SOFR, 5.06%	Annual	3.88%	Annual	09/20/23	(a)	09/20/28	USD	100	(122)	1	(123)
1-Day CORRA, 5.00%	Semi-Annual	3.90%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	1,130	230	8	222
3.91%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	650	981	1	980
3.92%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	587	838	1	837
3.92%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	540	777	1	776
1-Day SOFR, 5.06%	Annual	3.94%	Annual	09/20/23	(a)	09/20/28	USD	70	86	1	85
3.95%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	213	276	—	276
3.97%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	171	194	—	194
3.98%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	389	423	1	422
6-mo. PRIBOR, 7.10%	Semi-Annual	3.98%	Annual	09/20/23	(a)	09/20/28	CZK	2,520	(780)	1	(781)
4.14%	Semi-Annual	3-mo. BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	120	1,885	1	1,884
4.18%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	576	(13)	1	(14)
4.19%	Quarterly	3-mo. HIBOR, 5.29%	Quarterly	09/20/23	(a)	09/20/28	HKD	434	(22)	1	(23)
4.27%	Annual	6-mo. NIBOR, 5.04%	Semi-Annual	09/20/23	(a)	09/20/28	NOK	2,890	1,069	3	1,066
6-mo. PRIBOR, 7.10%	Semi-Annual	4.39%	Annual	09/20/23	(a)	09/20/28	CZK	3,220	1,792	2	1,790
6-mo. PRIBOR, 7.10%	Semi-Annual	4.44%	Annual	09/20/23	(a)	09/20/28	CZK	890	584	—	584
6-mo. PRIBOR, 7.10%	Semi-Annual	4.48%	Annual	09/20/23	(a)	09/20/28	CZK	6,980	5,138	4	5,134
6-mo. PRIBOR, 7.10%	Semi-Annual	4.50%	Annual	09/20/23	(a)	09/20/28	CZK	560	441	—	441
4.80%	Annual	1-Day SONIA, 4.93%	Annual	09/20/23	(a)	09/20/28	GBP	4,440	(9,363)	10,689	(20,052)
4.81%	Annual	1-Day SONIA, 4.93%	Annual	09/20/23	(a)	09/20/28	GBP	110	(252)	2	(254)
6-mo. WIBOR, 6.56%	Semi-Annual	5.16%	Annual	09/20/23	(a)	09/20/28	PLN	980	6,668	3	6,665
3-mo. JIBAR, 8.45%	Quarterly	9.11%	Quarterly	N/A		09/20/28	ZAR	1,050	1,535	1	1,534
3-mo. Canada Bank Acceptance, 5.50%	Annual	3.30%	Annual	N/A		03/27/33	CAD	6	(277)	1	(278)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.35%	Semi-Annual	N/A		03/30/33	CAD	6	(262)	(11)	(251)

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.28%	Semi-Annual	N/A		04/25/33	CAD	17		$(839)	$(56)	$(783)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.44%	Semi-Annual	N/A		05/09/33	CAD	6		(221)	—	(221)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.36%	Semi-Annual	N/A		05/12/33	CAD	6		(253)	—	(253)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.43%	Semi-Annual	N/A		05/15/33	CAD	18		(681)	(85)	(596)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.77%	Semi-Annual	N/A		05/30/33	CAD	6		(98)	(3)	(95)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.68%	Semi-Annual	N/A		05/31/33	CAD	6		(134)	—	(134)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.68%	Semi-Annual	N/A		06/01/33	CAD	7		(147)	—	(147)
3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	3.92%	Semi-Annual	N/A		06/13/33	CAD	1		(7)	—	(7)
1-Day CORRA, 5.00%	Semi-Annual	3.54%	Semi-Annual	N/A		06/15/33	CAD	250		(2,499)	3	(2,502)
1-Day CORRA, 5.00%	Semi-Annual	3.54%	Semi-Annual	N/A		06/22/33	CAD	127		(1,249)	2	(1,251)
3.57%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	N/A		07/20/33	CAD	132		950	2	948
3.57%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	N/A		07/20/33	CAD	132		964	2	962
1-Day CORRA, 5.00%	Semi-Annual	3.62%	Semi-Annual	N/A		07/21/33	CAD	133		(516)	2	(518)
6-mo. EURIBOR, 3.93%	Semi-Annual	3.07%	Annual	09/20/23	(a)	09/20/33	EUR	10,600		11,293	62,636	(51,343)
1-Day SOFR, 5.06%	Annual	3.41%	Annual	09/20/23	(a)	09/20/33	USD	12,590		(253,700)	(15,459)	(238,241)
4.27%	Annual	1-Day SONIA, 4.93%	Annual	09/20/23	(a)	09/20/33	GBP	1,180		(5,088)	15,916	(21,004)
3.37%	Quarterly	3-mo. Canada Bank Acceptance, 5.50%	Quarterly	N/A		03/27/53	CAD	2		151	—	151
3.40%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		03/30/53	CAD	2		142	6	136
3.32%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		04/25/53	CAD	7		496	46	450
3.48%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		05/09/53	CAD	3		108	—	108
3.38%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		05/12/53	CAD	3		149	(2)	151
3.44%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		05/15/53	CAD	8		376	37	339
3.58%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		05/31/53	CAD	3		75	—	75
3.66%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		05/30/53	CAD	3		44	8	36
3.56%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		06/01/53	CAD	3		88	—	88
3.77%	Semi-Annual	3-mo. Canada Bank Acceptance, 5.50%	Semi-Annual	N/A		06/13/53	CAD	—	(b)	—	—	—
3.40%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	N/A		06/15/53	CAD	111		611	3	608
3.36%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	N/A		06/22/53	CAD	56		618	2	616
3.41%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	N/A		07/21/53	CAD	58		192	2	190
2.66%	Annual	6-mo. EURIBOR, 3.93%	Semi-Annual	09/20/23	(a)	09/20/53	EUR	2,110		5,532	(25,502)	31,034
3.16%	Annual	1-Day SOFR, 5.06%	Annual	09/20/23	(a)	09/20/53	USD	3,800		121,105	(15,931)	137,036
1-Day SONIA, 4.93%	Annual	3.88%	Annual	09/20/23	(a)	09/20/53	GBP	530		3,053	3,862	(809)

										$(1,981)	$84,849	$(86,830)

(a)	Forward Swap.

(b)	Rounds to less than 1,000.

19

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items NSA	Annual	4.06%	Annual	07/15/28	GBP	345	$(851)	$5	$(856)
2.51%	Annual	US CPI for All Urban Consumers NSA	Annual	07/25/28	USD	485	2,690	6	2,684
3.85%	Annual	UK RPI All Items NSA	Annual	07/15/33	GBP	345	1,487	9	1,478
US CPI for All Urban Consumers NSA	Annual	2.60%	Annual	07/25/33	USD	485	(1,991)	10	(2,001)
2.63%	Annual	US CPI for All Urban Consumers NSA	Annual	07/31/33	USD	100	87	2	85

							$1,422	$32	$1,390

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)
CMBX.NA.14	3.00%	Monthly	Goldman Sachs International	12/16/72	N/R		USD	10	$(2,375)	$(1,680)		$(695)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$11,013,769	$—	$11,013,769
Corporate Bonds	—	49,912,774	—	49,912,774
Foreign Agency Obligations	—	1,645,052	—	1,645,052
Municipal Bonds	—	1,019,503	—	1,019,503
Non-Agency Mortgage-Backed Securities	—	14,312,113	—	14,312,113
U.S. Government Sponsored Agency Securities	—	67,103,479	—	67,103,479
U.S. Treasury Obligations	—	67,922,876	—	67,922,876

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$40,146,317	$—	$—	$40,146,317
U.S. Treasury Obligations	—	489,412	—	489,412
Options Purchased
Interest Rate Contracts	332,272	102,278	—	434,550
Liabilities
Investments
TBA Sale Commitments	—	(7,090,172)	—	(7,090,172)

	$40,478,589	$206,431,084	$—	$246,909,673

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$559	$—	$559
Interest Rate Contracts	173,483	313,069	—	486,552
Other Contracts	—	4,247	—	4,247
Liabilities
Credit Contracts	—	(695)	—	(695)
Foreign Currency Exchange Contracts	—	(17,768)	—	(17,768)
Interest Rate Contracts	(979,492)	(583,287)	—	(1,562,779)
Other Contracts	—	(2,857)	—	(2,857)

	$(806,009)	$(286,732)	$—	$(1,092,741)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBR	Bank Bill Rate

Portfolio Abbreviation (continued)

BBSW	Bank Bill Swap Rate

BMO	BMO Capital Markets

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

ESTR	Euro Short Term Rate

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MTA	Month Treasury Average

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

PRIBOR	Prague Interbank Offer Rate

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SSARON	Swiss Average Overnight Rate

ST	Special Tax

21

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Diversified Fixed Income Fund

Portfolio Abbreviation (continued)

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

STRIP	Separate Trading of Registered Interest & Principal

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	22